Financial Income - Schedule of Income on Interest Received and Discounts Obtained (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Financial Expenses
Financial Expenses, Total	$ (24,297)	$ (96,900)	$ (255,538)	$ (661,713)	$ (1,172,087)	$ (1,466,976)
Change in Financial Expenses, amount	$ 72,603		$ 406,175
Change in Financial Expenses, percentage	(75.00%)		(61.38%)
Banking Expenses [Member]
Financial Expenses
Financial Expenses, Total		(8)		(554,970)
Change in Financial Expenses, amount	$ 8		$ 544,970
Change in Financial Expenses, percentage	(100.00%)		(100.00%)
Interest [Member]
Financial Expenses
Financial Expenses, Total	$ (24,297)	$ (96,892)	$ (255,538)	$ (106,743)
Change in Financial Expenses, amount	$ 72,595		$ (148,795)
Change in Financial Expenses, percentage	(75.00%)		139.00%